Revenue - Change in accounts receivable from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Accounts receivable	¥ 133,708		¥ 152,167		¥ 114,692
Less: allowance for doubtful accounts	(19,243)		(19,468)		(14,731)	¥ (14,966)
Accounts receivable, net	¥ 114,465	$ 16,667	¥ 132,699	$ 19,239	¥ 99,961